Note 17 - Exploration and Evaluation Assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance at beginning of period		$ 17,579	$ 8,648
- Mining claims acquired		73,198	7,844
- Consumables and drilling		1,005	1,206
- Contractor		2	4
- Labour		488	308
- Power		7	36
Impairment *		0	(467)	[1]
Decommissioning asset estimation adjustment		1,618
- Other		375
Balance		94,272	17,579
Bilboes [member]
Statement Line Items [Line Items]
Balance at beginning of period		0	0
- Mining claims acquired		73,198	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		0	0
Impairment *	[1]		0
Decommissioning asset estimation adjustment		0
- Other		375
Balance		73,573	0
Motapa [member]
Statement Line Items [Line Items]
Balance at beginning of period		7,844	0
- Mining claims acquired		0	7,844
- Consumables and drilling		903	0
- Contractor		2	0
- Labour		377	0
- Power		0	0
Impairment *	[1]		0
Decommissioning asset estimation adjustment		1,466
- Other		0
Balance		10,592	7,844
Maligreen [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,626	4,196
- Mining claims acquired		0	0
- Consumables and drilling		102	1,170
- Contractor		0	0
- Labour		111	260
- Power		7	0
Impairment *	[1]		0
Decommissioning asset estimation adjustment		152
- Other		0
Balance		5,998	5,626
Connemara North [member]
Statement Line Items [Line Items]
Balance at beginning of period		0	463
- Mining claims acquired		0	0
- Consumables and drilling		0	0
- Contractor		0	4
- Labour		0	0
- Power		0	0
Impairment *	[1]		(467)
Decommissioning asset estimation adjustment		0
- Other		0
Balance		0	0
GG [member]
Statement Line Items [Line Items]
Balance at beginning of period		3,723	3,618
- Mining claims acquired		0	0
- Consumables and drilling		0	36
- Contractor		0	0
- Labour		0	37
- Power		0	32
Impairment *	[1]		0
Decommissioning asset estimation adjustment		0
- Other		0
Balance		3,723	3,723
Sabiwa [member]
Statement Line Items [Line Items]
Balance at beginning of period		294	290
- Mining claims acquired		0	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		0	4
Impairment *	[1]		0
Decommissioning asset estimation adjustment		0
- Other		0
Balance		294	294
Abercorn [member]
Statement Line Items [Line Items]
Balance at beginning of period		27	16
- Mining claims acquired		0	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	11
- Power		0	0
Impairment *	[1]		0
Decommissioning asset estimation adjustment		0
- Other		0
Balance		27	27
Valentine [member]
Statement Line Items [Line Items]
Balance at beginning of period		65	65
- Mining claims acquired		0	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		0	0
Impairment *	[1]		0
Decommissioning asset estimation adjustment		0
- Other		0
Balance		$ 65	$ 65

[1]	Caledonia completed sufficient work to establish that the potential orebody at the Connemara North property would not meet Caledonia’s requirements in terms of size, grade and width. Accordingly, Caledonia did not exercise the option to acquire the property. The costs have been impaired to $Nil.